Other Noncurrent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities
Other noncurrent liabilities consisted of the following:

	December 31, 2016	December 31, 2015
	(in millions)
Accrued straight-line rent	$5	$10
Reserve for underground storage tank removal	14	13
Reserve for environmental remediation, long-term	35	29
Unfavorable lease liability	12	14
Others	30	37
Total	$96	$103

Schedule of Change in Asset Retirement Obligation
Changes in the carrying amount of asset retirement obligations for the years ended December 31, 2016 and 2015 were as follows:

	Year Ended December 31
	2016	2015
	(in millions)
Balance at beginning of year	$13	$12
Liabilities incurred	—	—
Accretion expense	1	1
Balance at end of year	$14	$13